LONG-TERM INVESTMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
LONG-TERM INVESTMENTS
Long-term Investments	$ 6,840,153	$ 2,261,787
Xinrong Fanxing
LONG-TERM INVESTMENTS
Long-term Investments	1,379,063	1,449,863
Beijing Qucheng
LONG-TERM INVESTMENTS
Long-term Investments	1,323,901	$ 811,924
Beijing Shanxingzhe
LONG-TERM INVESTMENTS
Long-term Investments	$ 4,137,189